Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Date contributions frozen to Redbox plan	Jan. 01, 2010
Company contribution to plan	$ 4.0	$ 3.2	$ 2.8